Schedule of Unvested Awards and Weighted Average Period (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share-Based Payment Arrangement [Abstract]
Unrecognized stock-based compensation expense	$ 5,039
Expected weighted average period compensation cost	3 years